Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		May 31, 2025	May 31, 2024
Short-term investments:
Available-for-sale investments		$ 130,539	$ 135,777
Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,744,835	1,988,907
Trading securities	[1]	128,667	76,672
Equity securities with readily determinable fair values	[2]	7,851	25,027
Available-for-sale investments	[3]	130,539	135,777
Total		2,011,892	2,226,383
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	128,667	76,672
Equity securities with readily determinable fair values	[2]	7,851	25,027
Total		136,518	101,699
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,744,835	1,988,907
Available-for-sale investments	[3]	14,569	10,000
Total		1,759,404	1,998,907
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[3]	115,970	125,777
Total		$ 115,970	$ 125,777

[1]	The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.
[2]	The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[3]	As of May 31, 2025, the fair value of available-for-sale investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$ 40,940. As of May 31, 2024, the fair value of available-for-sale investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610.